Exhibit 99.1

SEMI-ANNUAL SERVICER CERTIFICATE

January 5 2024

Pursuant to Section 4.01(d)(3) of the Servicing Agreement, dated as of May 8, 2018 (the "Agreement"), between Public Service Company of New Hampshire (the "Servicer"), and PSNH Funding LLC 3, the Servicer does hereby certify, for the current Payment Date (February 1, 2024) (the "Current Payment Date"), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement. References herein to certain sections and subsections are references to the respective sections of the Agreement.

1.	RRB Charge Collections and Aggregate Amounts Available for the Current Payment Date:

i.	Amount Remitted Jul 23:	$4,395,583
ii.	Amount Remitted Aug 23:	$5,487,223
iii.	Amount Remitted Sep 23:	$4,929,511
iv.	Amount Remitted Oct 23:	$5,407,516
v.	Amount Remitted Nov 23:	$4,580,026
vi.	Amount Remitted Dec 23:	$3,144,792
vii.	Total Amount Remitted for this Period (sum of i. through vi. above):	$27,944,650

viii.	Net Earnings on General Subaccount:	$514,169
ix.	Excess Funds Subaccount Balance:	$1,615,096
x.	Capital Subaccount Balance:	$3,178,316
xi.	Expenses Paid to Date:	$(68,530)
xii.	Collection Account Balance (sum of vii. through xi. above):	$33,183,701

2.	Outstanding Principal Balance as of Prior Payment Date by Tranche:

i.	Tranche A-1 Bond Principal Balance Outstanding:	$10,729,274.33
ii.	Tranche A-2 Bond Principal Balance Outstanding:	$111,600,000.00
iii.	Tranche A-3 Bond Principal Balance Outstanding:	$288,163,200.00
iv.	Total Bond Principal Balance:	$410,492,474.33

3.	Required Funding/Payments as of Current Payment Date:

a)	Projected Principal Balances and Payments

		Projected	Semi-Annual
		Principal Balance	Principal Due
i.	Tranche A-1 Bond	$0.00	$10,729,274.33
ii.	Tranche A-2 Bond	$100,724,407.26	$10,875,592.74
iii.	Tranche A-3 Bond	$288,163,200.00	$0.00
iv.	Total Projected Principal Amount:	$388,887,607.26	$21,604,867.07

b)	Required Interest Payments

			Days in
		Bond	Applicable	Interest
		Interest Rate	Period	Due
i.	Tranche A-1 Bond	3.094%	180	$165,981.87
ii.	Tranche A-2 Bond	3.506%	180	$1,956,348.00
iii.	Tranche A-3 Bond	3.814%	180	$5,495,272.22
iv.	Total Required Interest Amount:			$7,617,602.09

c)	Projected Subaccount Payments and Levels

Subaccount		Projected Level	Funding Required
i.	Capital Subaccount:	$3,178,316.00	$0.00
ii.	Total Subaccount Payments and Levels:	$3,178,316.00	$0.00

4.	Allocation of Remittances as of Current Payment Date Pursuant to Section 8.02(e) of Indenture:

a)	Semi-Annual Expenses

Net Expense Amount (Payable on Current Payment Date)

i.	Trustee Fees and Expenses:	$0.00
ii.	Semi-Annual Servicing Fee:	$158,915.80
iii.	Semi-Annual Administration Fee:	$37,500.00
iv.	Operation Expenses:	$0.00
v.	Total Expenses:	$196,415.80

b)	Semi-Annual Interest

		Per $1000 of
		Original	Aggregate
i.	Tranche A-1 Bond	$0.70	$165,981.87
ii.	Tranche A-2 Bond	$17.53	$1,956,348.00
iii.	Tranche A-3 Bond	$19.07	$5,495,272.22
iv.	Total Semi-Annual Interest:	$11.98	$7,617,602.09

c)	Semi-Annual Principal

		Per $1000 of
		Original	Aggregate
i.	Tranche A-1 Bond	$45.48	$10,729,274.33
ii.	Tranche A-2 Bond	$97.45	$10,875,592.74
iii.	Tranche A-3 Bond	$0.00	$0.00
iv.	Total Semi-Annual Principal:	$33.99	$21,604,867.07

d)	Other Payments

i.	Funding of Capital Subaccount (to required amount):	$0.00
ii.	Deposits to Excess Funds Subaccount:	$0.00
iii.	Interest earnings on Capital Account Released to Note Issuer[1]:	$82,370.64

e)	Aggregate Payments Pursuant to Section 8.02(e)(i) of Indenture

i.	To Trustee:	$0.00
ii.	To other Persons indemnified under Indenture:	$0.00

1 Interest earnings on capital account have previously been released to the Note Issuer.

5.	Outstanding Principal Balance and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such distribution date):

a)	Principal Balance Outstanding:

i.	Tranche A-1 Bond Principal Balance Outstanding:	$0.00
ii.	Tranche A-2 Bond Principal Balance Outstanding:	$100,724,407.26
iii.	Tranche A-3 Bond Principal Balance Outstanding:	$288,163,200.00
iv.	Total Bond Principal Balance:	$388,887,607.26

b)	Collection Account Balances Outstanding:

i.	Capital Subaccount:	$3,178,316.00
ii.	Excess Funds Subaccount:	$586,500.22
iii.	Total Subaccount Amount:	$3,764,816.22

6.	Sub-Account Draws as of Current Payment Date (if applicable, pursuant to Section 8.02(f) of Indenture):

i.	Capital Subaccount:	$0.00
ii.	Excess Funds Subaccount:	$1,028,595.51
iii.	Total Subaccount Draws:	$1,028,595.51

7.	Shortfalls in Interest and Principal Payments as of Current Payment Date (if applicable):

a)	Semi-Annual Interest Shortfall

i.	Tranche A-1 Bond	$0.00
ii.	Tranche A-2 Bond	$0.00
iii.	Tranche A-3 Bond	$0.00
iv.	Total Semi-Annual Interest Shortfall:	$0.00

b)	Semi-Annual Principal Shortfall

i.	Tranche A-1 Bond	$0.00
ii.	Tranche A-2 Bond	$0.00
iii.	Tranche A-3 Bond	$0.00
iv.	Total Semi-Annual Principal Shortfall:	$0.00

8.	Shortfalls in Required Subaccount Levels as of Current Distribution Date:

i.	Capital Subaccount	$0.00
ii.	Total Subaccount Shortfalls:	$0.00

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer Certificate as of the date first written above.

PUBLIC SERVICE COMPANY OF NEW HAMPSHIRE, as Servicer

By:	/s/ Emilie G. O'Neil
Name:	Emilie G. O'Neil
Title:	Assistant Treasurer - Corporate Finance and Cash Management

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